Summary Information for Cruise Brands (Detail) (Subsequent Event)	1 Months Ended
	Jan. 22, 2013 CruiseShip Passenger
Product Information [Line Items]
Passenger Capacity	202,784	[1]
Number of Cruise Ships	100
North America Carnival Cruise Lines
Product Information [Line Items]
Passenger Capacity	61,968	[1]
Number of Cruise Ships	24
Primary Markets	North America	[2]
North America Princess
Product Information [Line Items]
Passenger Capacity	36,912	[1]
Number of Cruise Ships	16
Primary Markets	North America	[2]
North America Holland America Line
Product Information [Line Items]
Passenger Capacity	23,492	[1]
Number of Cruise Ships	15
Primary Markets	North America	[2]
North America Seabourn
Product Information [Line Items]
Passenger Capacity	1,986	[1]
Number of Cruise Ships	6
Primary Markets	North America	[2]
North America Cruise Brands
Product Information [Line Items]
Passenger Capacity	124,358	[1]
Number of Cruise Ships	61
Europe, Australia & Asia ("EAA") Costa
Product Information [Line Items]
Passenger Capacity	31,720	[1]
Number of Cruise Ships	14
Primary Markets	Italy, France and Germany	[2]
Europe, Australia & Asia ("EAA") AIDA
Product Information [Line Items]
Passenger Capacity	16,442	[1]
Number of Cruise Ships	9
Primary Markets	Germany	[2]
Europe, Australia & Asia ("EAA") P&O Cruises (UK)
Product Information [Line Items]
Passenger Capacity	14,636	[1]
Number of Cruise Ships	7
Primary Markets	United Kingdom ("UK")	[2]
Europe, Australia & Asia ("EAA") Cunard
Product Information [Line Items]
Passenger Capacity	6,672	[1]
Number of Cruise Ships	3
Primary Markets	UK and North America	[2]
Europe, Australia & Asia ("EAA") P&O Cruises (Australia)
Product Information [Line Items]
Passenger Capacity	4,780	[1]
Number of Cruise Ships	3
Primary Markets	Australia	[2]
Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")
Product Information [Line Items]
Passenger Capacity	4,176	[1]
Number of Cruise Ships	3
Primary Markets	Spain and South America	[2]
EAA Cruise Brands
Product Information [Line Items]
Passenger Capacity	78,426	[1]
Number of Cruise Ships	39

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
[2]	Represents the primary regions or countries where guests are sourced.